Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$647,658.69

Principal:
Principal Collections	$9,687,168.60
Prepayments in Full	$4,784,055.86
Liquidation Proceeds	$133,404.02
Recoveries	$34,479.56
Sub Total	$14,639,108.04
Collections:	$15,286,766.73

Purchase Amounts:
Purchase Amounts Related to Principal	$129,796.19
Purchase Amounts Related to Interest	$184.77
Sub Total	$129,980.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,416,747.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,416,747.69
Servicing Fee	$236,282.56	$236,282.56	$0.00	$0.00	$15,180,465.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,180,465.13
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,180,465.13
Interest - Class A-3 Notes	$114,613.67	$114,613.67	$0.00	$0.00	$15,065,851.46
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$14,986,313.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,986,313.96
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$14,943,144.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,943,144.38
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$14,894,168.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,894,168.05
Regular Principal Payment	$13,543,752.68	$13,543,752.68	$0.00	$0.00	$1,350,415.37
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,350,415.37
Residual Released to Depositor	$0.00	$1,350,415.37	$0.00	$0.00	$0.00
Total		$15,416,747.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,543,752.68
Total					$13,543,752.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,543,752.68	$43.06	$114,613.67	$0.36	$13,658,366.35	$43.42
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$13,543,752.68	$16.09	$286,297.08	$0.34	$13,830,049.76	$16.43

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$132,246,547.37	0.4204978	$118,702,794.69	0.3774334
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$245,056,547.37	0.2911067	$231,512,794.69	0.2750179

Pool Information
Weighted Average APR	2.848%	2.839%
Weighted Average Remaining Term	33.53	32.72
Number of Receivables Outstanding	16,577	16,158
Pool Balance	$283,539,070.14	$268,746,767.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$261,892,956.75	$248,349,204.07
Pool Factor	0.3101520	0.2939713

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$20,397,563.37
Targeted Overcollateralization Amount	$37,233,972.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,233,972.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	27

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	26	$57,878.03
(Recoveries)	30	$34,479.56
Net Loss for Current Collection Period		$23,398.47
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.0990%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.1876%
Second Prior Collection Period			0.3453%
Prior Collection Period			0.4466%
Current Collection Period			0.1017%
Four Month Average (Current and Prior Three Collection Periods)			0.1765%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1297	$2,966,777.81
(Cumulative Recoveries)			$840,486.54
Cumulative Net Loss for All Collection Periods			$2,126,291.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2326%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,287.42
Average Net Loss for Receivables that have experienced a Realized Loss			$1,639.39

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.95%	125	$2,562,291.46
61-90 Days Delinquent	0.14%	21	$376,474.03
91-120 Days Delinquent	0.03%	4	$81,597.95
Over 120 Days Delinquent	0.02%	1	$66,297.58
Total Delinquent Receivables	1.15%	151	$3,086,661.02
Repossession Inventory:
Repossessed in the Current Collection Period		10	$216,189.85
Total Repossessed Inventory		13	$295,107.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.1408%
Prior Collection Period		0.1749%
Current Collection Period		0.1609%
Three Month Average		0.1589%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.1951%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	27

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	37	$840,603.11
2 Months Extended	57	$1,315,160.52
3+ Months Extended	5	$89,420.42

Total Receivables Extended	99	$2,245,184.05

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer